Commitments, Guarantees and Contingencies - Lease Commitments, Contractual Commitments, and Letters of Credit (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Total future rental payments for the remainder of the operating leases	CAD 923,000,000	CAD 944,000,000
Contractual commitments outstanding	2,933,000,000	2,386,000,000
Maximum borrowing capacity	835,000,000	860,000,000
Letters of credit outstanding	CAD 203,000,000	CAD 221,000,000